Lease operations - Lessee (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Lease Liabilities Undiscounted
Total liabilities in accordance with remaining contractual maturities, considering their undiscounted flows, are presented below:

	12/31/2025	12/31/2024
Up to 3 months	204	244
3 months to 1 year	671	716
1 to 5 years	2,531	2,728
Over 5 years	1,314	1,348
Total financial liability	4,720	5,036

Schedule of Amounts Recognized in Statement of Net Income Loss
Lease amounts recognized in the Consolidated Statement of Income:

	01/01 to 12/31/2025	01/01 to 12/31/2024	01/01 to 12/31/2023
Sublease revenues	36	34	26
Depreciation expenses	(683)	(710)	(863)
Interest expenses	(369)	(261)	(367)
Lease expenses for low value assets	(98)	(95)	(104)
Variable expenses not included in lease liabilities	(42)	(51)	(57)
Total	(1,156)	(1,083)	(1,365)